INVESTMENTS IN AFFILIATES	12 Months Ended
Dec. 31, 2015
APPENDIX 1 - Major Subsidiaries of CSI
INVESTMENTS IN AFFILIATES

11. INVESTMENTS IN AFFILIATES

        Investments in affiliates consist of the following:

	At December 31,
	2014		2015
	Carrying Value	Ownership Percentage	Carrying Value	Ownership Percentage
	$	(%)	$	(%)
Suzhou Gaochuangte New Energy Co., Ltd.	7,112	40	6,837	40
CSI SkyPower	3,533	50	3,332	50
GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd.	3,311	10	4,526	10
Foto Light LP ("Foto Light")	2,390	5	1,735	5
Discovery Light LP ("Discovery Light")	2,125	5	1,951	5
City Light LP ("City Light")	—	—	1,943	5
RE Tranquillity Holdings LLC ("Tranquillity")	—	—	90,325	49
RE Silverlake Holdings LLC ("Garland")	—	—	8,599	49
RE Roserock Holdings LLC ("Roserock")	—	—	34,898	49
Suzhou Financial Leasing Co., Ltd.	—	—	13,860	6
Others	20,352	21-50	19,125	21-49

Total	38,823		187,131

Tax equity transactions

        In 2015, the Company, through its wholly owned subsidiary Recurrent, entered into the following tax equity transactions:

        In August 2015, the Company completed the sale of 100% of the class A membership interests of RE Tranquillity Holdings LLC, the holding company of the Tranquillity project entities, to Southern Power ("Southern"), a subsidiary of Southern Company. The Company maintains a 100% ownership in the class B membership interests of RE Tranquillity Holdings LLC. Southern paid the Company an initial contribution of $100 million in cash for the class A membership interests in RE Tranquillity Holdings LLC in August 2015.

        In October 2015, the Company completed the sale of 100% of the class A membership interests of RE Silverlake Holdings LLC, the holding company of the Garland project entities, to Southern. The Company maintains a 100% ownership in the class B membership interests of RE Silverlake Holdings LLC. Southern paid the Company an initial contribution of $49 million in cash for the class A membership interests in RE Silverlake Holdings LLC in October 2015.

        In December2015, the Company completed the sale of 100% of the class A membership interests of RE Roserock Holdings LLC, the holding company of the Roserock project entities, to Southern. The Company maintains a 100% ownership in the class B membership interests of RE Roserock Holdings LLC. Southern paid the Company an initial contribution of $45 million in cash for the class A membership interests in RE Roserock Holdings LLC in December 2015.

        Under the LLC agreement, the class A membership interests and class B membership interests will receive 51% and 49%, respectively, of future cash flow distributions, and Southern is entitled to substantially all of the projects' federal tax benefits.

        Effective with the sale of the class A membership interests, the Company ceased having controlling financial interests in Tranquillity, Roserock and Garland, and accounted for the transactions as partial sales of real estate under ASC360-20. The Company also considered that it would continue to exercise significant influence over its retained interest in and has accounted for this interest pursuant to the equity method of accounting.

        In connection these sales to Southern, $190.4 million was recognized as revenue, and with the loss of a controlling financial interest in Tranquillity, Garland and Roserock, the Company derecognized net assets of $93.9 million, $56.4 million and $23.5 million and recognized an investment in affiliate balance, respectively.

        Subsequent to sales of the class A membership interests, the Company further contributed $69.5 million to the projects in 2015.

Other investments

        On December 17, 2009, CSI Cells Co., Ltd. ("SZCC", or "CSI Cells") established a joint venture, Suzhou Gaochuangte New Energy Co., Ltd., ("Gaochuangte"), for total cash consideration of $2,929. SZCC holds a 40% voting interests and one of the three board members is designated by SZCC and, as such, SZCC is considered to have significant influence over the investee. On July 4, 2011, Gaochuangte increased its share capital, and SZCC paid $3,119 in proportion to its ownership percentage.

        On July 4, 2011, CSI Solar Power (China) Inc. ("SZSP") acquired a 10% interests in a joint venture, GCL-CSI (Suzhou) Photovoltaic Technology Co., Ltd, for cash consideration of $2,549. SZSP is able to exercise significant influence over the investee through its representative in the board.

        On May 23, 2012, CSI established a joint venture, CSI SkyPower, for cash consideration of $3,429. In August 2013, CSI SkyPower increased its share capital, and CSI paid $4,000 in proportion to its ownership percentage. CSI holds a 50% voting interests and two of four board members are designated by CSI and, as such, CSI is considered to have significant influence over the investee.

        In September 2012, CSI Project Holdco, LLC ("USPH") acquired 21% to 30% equity interests in certain separate utility-scale solar power projects from third parties by contribution of solar modules with an aggregate book value of $15,875. In the second quarter of 2013, some solar power projects increased their share capital, and USPH contributed solar modules with an aggregate book value of $5,791 in proportion to its ownership percentage. These equity interests were recorded at the carrying value of the modules contributed.

        In December 2014, CSI sold its 95% equity interests in two projects, Discovery Light and Foto Light to a third party buyer. The Company still held 5% equity interests of these two projects.

        In March 2015, CSI sold its 95% equity interests in one project, City Light to a third party buyer. The Company still held 5% equity interests of this project.

        On September 8, 2015, SZSP established an entity, Suzhou Financial Leasing Co., Ltd., for cash consideration of $13,860, and holds a 6% voting interests. SZSP is considered not have significant influence over the investee, and the cost method is used in this investment.

        Equity in earnings (loss) of unconsolidated investees was $(3,064), $487 and $(643) for the years ended December 31, 2013, 2014 and 2015, respectively.